Intangible assets	9 Months Ended
Sep. 30, 2018
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Intangible assets

6. Intangible assets

Intangible assets comprise patents with a carrying value of £2.6 million as of September 30, 2018 (as of December 31, 2017: £1.8 million) and computer software with a carrying value of £0.1 million as of September 30, 2018 (as of December 31, 2017: £0.1 million).

During the nine months ended September 30, 2018, the Company acquired intangible assets with a cost of £0.9 million in relation to patents (nine months ended September 30, 2017: £0.5 million in relation to patents and £0.1 million in relation to computer software).

There were no disposals of intangible assets in the nine months ended September 30, 2018 (nine months ended September 30, 2017: £nil).